Treasury Risk Management - Additional Information (Detail) € in Millions, $ in Millions		12 Months Ended
		Dec. 31, 2019 EUR (€)	Dec. 31, 2018 EUR (€)		Dec. 31, 2017 EUR (€) [1]	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)
Disclosure Of Treasury Risk Management [Line Items]
Revolving credit facility | $						$ 7,865	$ 7,865
Gain (loss) in cash flow hedge reserve		€ (116)	€ (292)	[1]	€ (236)
Finance income (cost)		(627)	(608)	[1]	€ (1,004)
Future minimum sublease payments expected to be received		€ 21	18
Hedge ratio		1:1
Derivative financial liabilitites	[2]	€ 270	402	[1]
Impact on equity - net investment in group companies [Member]
Disclosure Of Treasury Risk Management [Line Items]
Percentage of increase of key foreign currencies against domestic currency		10.00%
Credit exposure		€ 22,000	14,500
Derivatives in cash flow hedge relationships		€ 2,203	1,455
Currency risk [Member]
Disclosure Of Treasury Risk Management [Line Items]
Increase in commodity price percentage		10.00%
Decrease in commodity price percentage		10.00%
Impact of change in exchange rate		10.00%				10.00%
Financial assets and liabilities other than functional currency amount		€ 317	298
Percentage of increase of key foreign currencies against domestic currency		10.00%
Net investment in foreign operations		€ 7,600	7,500
Exchange differences on translation		3,500	3,300
Currency risk [Member] | Switzerland, Francs [Member]
Disclosure Of Treasury Risk Management [Line Items]
Net investment hedges nominal value		0	(1,300)
Currency risk [Member] | Ten percentage strengthening against other currencies [member]
Disclosure Of Treasury Risk Management [Line Items]
Net investment hedges nominal value		4,000	4,400
Impact on equity - net investment hedges		396	312
Currency risk [Member] | Ten Percentage Increase in Commodity Price Risk [Member]
Disclosure Of Treasury Risk Management [Line Items]
Gain (loss) in cash flow hedge reserve		€ 56	51
Currency risk [Member] | Impact on equity trade related cash flow hedges [member]
Disclosure Of Treasury Risk Management [Line Items]
Percentage of increase of key foreign currencies against domestic currency		10.00%
Currency risk [Member] | Impact on equity net investment hedges [member]
Disclosure Of Treasury Risk Management [Line Items]
Percentage of increase of key foreign currencies against domestic currency		10.00%
Currency risk [Member] | Ten Percent Strengthening Of Currencies Of Group Companies [Member]
Disclosure Of Treasury Risk Management [Line Items]
Foreign exchange gain		€ 32	30
Currency risk [Member] | Ten Percent Weakening Of Currencies Of Group Companies [Member]
Disclosure Of Treasury Risk Management [Line Items]
Foreign exchange loss		32	30
Impact on equity - trade-related cash flow hedges		€ 89	€ 193
Interest rate risk [Member]
Disclosure Of Treasury Risk Management [Line Items]
Percentage Of Increase In Floating Interest Rate		1.00%				1.00%
Percentage of decrease in floating interest rate		1.00%
Average interest rate on short term borrowings		2.50%	0.90%
Credit in equity from derivatives in cash flow hedge		€ 8	€ 17
Derivatives in cash flow hedge relationships		€ 8	€ 19
Interest rate risk [Member] | Interest rate swap contract [member]
Disclosure Of Treasury Risk Management [Line Items]
Derivative financial liabilitites | $						$ 4,500	$ 4,500
Interest rate risk [Member] | 2019 [Member]
Disclosure Of Treasury Risk Management [Line Items]
Interest rate fixed on expected net debt			88.00%
Interest rate risk [Member] | 2020 [Member]
Disclosure Of Treasury Risk Management [Line Items]
Interest rate fixed on expected net debt		82.00%	77.00%
Interest rate risk [Member] | 2021 [Member]
Disclosure Of Treasury Risk Management [Line Items]
Interest rate fixed on expected net debt		73.00%
Interest rate risk [Member] | One percentage strengthening of floating interest rate [member]
Disclosure Of Treasury Risk Management [Line Items]
Finance income (cost)		€ (37)	€ 33
Interest rate risk [Member] | One percentage weakening in floating interest rate [member]
Disclosure Of Treasury Risk Management [Line Items]
Finance income (cost)		37	(33)
Commodity price risk [Member]
Disclosure Of Treasury Risk Management [Line Items]
Commodity derivatives		439	580
Cumulative losses of future commodity purchases reclassified to income statement		52	25
Commodity price risk [Member] | Adjustment Basis To Inventory Purchased [Member]
Disclosure Of Treasury Risk Management [Line Items]
Adjustment basis to inventory purchased		€ 28	€ 24

[1]	Restated following adoption of IFRS 16. See note 1 and note 24 for further details.
[2]	For the purposes of this note and note 17A, financial assets and liabilities exclude trade and other current receivables and trade payables and other liabilities which are covered in notes 13 and 14 respectively.